Stockholders' Equity (Details Narrative) - USD ($)							1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 22, 2016	Sep. 14, 2016	Jun. 02, 2016	Dec. 31, 2014	Apr. 28, 2014	Feb. 13, 2014	Dec. 31, 2016	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 06, 2016	Mar. 31, 2014
Equity method investments							$ 5,022,347		$ 5,022,347		$ 4,889,515	$ 4,478,962		$ 4,200,000
Number of shares issued upon services,value									1,031,252		856,500	960,000
Proceeds from warrant exercise									$ 26,293	$ 6,813
Total shares authorized							501,000,000		501,000,000
Common stock, authorized							500,000,000		500,000,000		500,000,000	500,000,000
Preferred stock, authorized							1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)							$ 0.001		$ 0.001		$ 0.001	$ 0.001
8% Unsecured Convertible Notes Payable [Member]
Share price (in dollars per share)													$ 1.67
Convertible notes payable											$ 200,000		$ 200,000
Jjat Corp [Member]
Number of shares issued					58,000,000	29,000,000
Equity method investments					$ 4,200,000	$ 4,200,000
Accredited Investors [Member] | Securities Purchase Agreements [Member]
Share price (in dollars per share)							$ 2.50		$ 2.50
Number of units issued									550,000		381,250	675,000
Number of units issued,value									$ 1,375,000		$ 612,500	$ 675,000
Share price (in dollars per unit)											$ 2	$ 1
Warrant [Member]
Number of shares issued											581,250	2,950,000
Number of shares issued, value											$ 5,813	$ 29,500
Exercise price (in dollars per share)											$ 0.01	$ 0.01
Number of warrants exercised											581,250	2,950,000
Warrant [Member] | Convertible Debt [Member]
Number of shares issued		150,000
Share price (in dollars per share)		$ 0.005
Number of shares issued, value		$ 93,612
Warrant [Member] | Convertible Debt One [Member]
Number of shares issued	250,000
Share price (in dollars per share)	$ 0.005
Number of shares issued, value	$ 226,811
Number of warrants exercised							7,558,674		7,558,674
Convertible notes payable							$ 7,357,322		$ 7,357,322
Proceeds from warrant exercise							$ 26,293
Number of cashless warrants exercised							201,352		201,352
Warrant [Member] | 8% Unsecured Convertible Notes Payable [Member]
Number of shares issued									400,000		200,000
Exercise price (in dollars per share)			$ 0.005				$ 0.005		$ 0.005		$ 0.01
Number of warrants exercised			205,920
Convertible notes payable			$ 400,000
Proceeds from warrant exercise			3,030
Aggregate relative fair value			$ 341,864				$ 99,915		$ 99,915		$ 99,915
Warrant [Member] | Eight Accredited Investors [Member]
Number of shares issued				2,625,000
Share price (in dollars per share)				$ 1.00
Number of shares issued, value				$ 2,600,080
Exercise price (in dollars per share)				$ 0.01
Expiration period				4 years
Warrant [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member]
Number of shares in each unit											1	1
Exercise price (in dollars per share)											$ 0.01	$ 0.01
Expiration period											4 years	4 years
Warrant [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member] | Maximum [Member]
Exercise price (in dollars per share)							$ 0.01		$ 0.01
Warrant [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member] | Minimum [Member]
Exercise price (in dollars per share)							0.005		$ 0.005
Warrant [Member] | Trinad Capital [Member]
Number of shares issued								3,352,754
Share price (in dollars per share)								$ 0.005
Number of shares issued, value								$ 1,661,114
Exercise price (in dollars per share)								$ 0.005
Proceeds from warrant exercise								$ 16,764
Common Stock [Member]
Number of shares issued											150,000
Share price (in dollars per share)											$ 1
Number of shares issued, value											$ 150,000
Number of shares issued upon services									831,214		1,802,000	2,570,000
Number of shares issued upon services,value									$ 831		$ 1,802	$ 2,570
Common Stock [Member] | Subscription Agreement (Legal advisors) [Member]
Share price (in dollars per share)												$ 0.50
Number of shares issued upon services												954,988
Number of shares issued upon services,value												$ 477,494
Common Stock [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member]
Number of shares in each unit											1	1
Common Stock [Member] | Various Consultants & Advisory Board Members [Member]
Number of shares issued upon services											901,000	1,285,000
Number of shares issued upon services,value											$ 856,500	$ 960,000
Common Stock [Member] | Various Consultants & Advisory Board Members [Member] | Maximum [Member]
Share price (in dollars per share)											$ 1	$ 1
Common Stock [Member] | Various Consultants & Advisory Board Members [Member] | Minimum [Member]
Share price (in dollars per share)											$ 0.50	$ 0.50
Common Stock [Member] | Consultants [Member]
Number of shares issued upon services									831,214
Number of shares issued upon services,value									$ 1,031,252,000
Number of shares issued upon services to related party									100,000
Number of shares issued upon services to related party, value									$ 167,000
Common Stock [Member] | Consultants [Member] | Maximum [Member]
Share price (in dollars per share)							1.67		$ 1.67
Common Stock [Member] | Consultants [Member] | Minimum [Member]
Share price (in dollars per share)							$ 0.50		$ 0.50